Operating leases - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Lessee, Lease, Description [Line Items]
Total lease cost	$ 7,149		$ 8,335	$ 22,493	$ 24,887
Right-of-use assets obtained in exchange for lease obligations	$ 5,300		7,500	8,200	25,400
Impairment of right-of-use assets		$ 5,400		$ 5,411	0
Weighted average remaining lease term (in years)	4 years 6 months 25 days			4 years 6 months 25 days
Weighted average discount rate (percentage)	2.58%			2.58%
Other liabilities
Lessee, Lease, Description [Line Items]
Operating lease liabilities	$ 24,300		$ 28,100	$ 24,300	28,100
Selling, general and administration costs
Lessee, Lease, Description [Line Items]
Total lease cost				20,600	23,000
Direct costs
Lessee, Lease, Description [Line Items]
Total lease cost				$ 1,900	$ 1,900